                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21914

                 RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 1/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
SHORT-TERM CASH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2010


RIVERSOURCE SHORT-TERM CASH FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH MAXIMUM CURRENT INCOME CONSISTENT
WITH LIQUIDITY AND STABILITY OF PRINCIPAL.

 SHARES OF THE FUND ARE ISSUED SOLELY IN PRIVATE PLACEMENT TRANSACTIONS THAT DO NOT INVOLVE ANY PUBLIC OFFERING WITHIN THE MEANING OF SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED (THE 1933 ACT). INVESTMENTS IN THE FUND MAY BE MADE ONLY BY INVESTMENT COMPANIES, COMMON OR COMMINGLED TRUST FUNDS OR SIMILAR ORGANIZATIONS OR PERSONS THAT ARE ACCREDITED INVESTORS WITHIN THE MEANING OF THE 1933 ACT.



                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    3

Portfolio of Investments...........    4

Statement of Assets and
  Liabilities......................   14

Statement of Operations............   15

Statements of Changes in Net
  Assets...........................   16

Financial Highlights...............   17

Notes to Financial Statements......   18

Proxy Voting.......................   26




--------------------------------------------------------------------------------
                   RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

PORTFOLIO BREAKDOWN(1) (at Jan. 31, 2010)



------------------------------------------------
Bonds(2)                                    0.4%
------------------------------------------------
Certificates of Deposit                     4.8%
------------------------------------------------
Commercial Paper                           35.2%
------------------------------------------------
Floating Rate Notes                         3.2%
------------------------------------------------
U.S. Government Agencies                   39.7%
------------------------------------------------
U.S. Government-Insured Debt(3)            16.7%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Category comprised of a short-term asset-backed security.

(3) Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.


--------------------------------------------------------------------------------
2  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs which may include custodian fees and other nonadvisory expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2009  JAN. 31, 2010  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Actual(b)                           $1,000       $1,001.30        $0.00(c)        .00%(c)
------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)         $1,000       $1,024.93        $0.00(c)        .00%(c)
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return of +0.13% for the six months ended Jan. 31, 2010.
(c) Rounds to zero.


--------------------------------------------------------------------------------
                   RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT  3

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


U.S. GOVERNMENT AGENCIES (39.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
 02-17-10                            0.07%          $100,000,000(f)       $99,996,250
 01-03-11                            0.42             50,000,000(f)        50,000,000
Federal Home Loan Mtge Corp Disc Nts
 03-22-10                            0.10            100,000,000(f)        99,985,125
 03-24-10                            0.11            100,000,000(f)        99,983,806
 03-25-10                            0.10            100,000,000(f)        99,984,250
 03-29-10                            0.10            225,000,000(f)       224,963,346
Federal Natl Mtge Assn Disc Nts
 02-01-10                            0.04            100,000,000(f)        99,999,667
 03-03-10                            0.08            100,000,000(f)        99,992,889
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $874,905,333)                                                     $874,905,333
-------------------------------------------------------------------------------------



U.S. GOVERNMENT-INSURED DEBT (16.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Straight-A Funding LLC U.S. Treasury Govt Guaranty(c)
 02-02-10                            0.12%           $30,000,000(e)       $29,999,600
 02-02-10                            0.14             22,351,000(e)        22,350,646
 02-16-10                            0.16             25,227,000(e)        25,224,975
 02-18-10                            0.13             25,000,000(e)        24,998,285
 03-08-10                            0.16             65,146,000(e)        65,135,287
 04-05-10                            0.17             20,170,000(e)        20,163,809
 04-07-10                            0.16             75,035,000(e)        75,012,656
 04-14-10                            0.17             26,014,000(e)        26,004,910
 04-19-10                            0.17             80,000,000(e)        79,970,155
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT-INSURED DEBT
(Cost: $368,860,323)                                                     $368,860,323
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (4.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Royal Bank of Canada
 02-01-10                            0.10%           $29,800,000          $29,800,000
Royal Bank of Scotland
 02-19-10                            0.17             25,000,000           25,000,000
 02-25-10                            0.17             50,000,000           50,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $104,800,000)                                                     $104,800,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (35.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (23.3%)
Amsterdam Funding
 03-16-10                            0.21%           $29,200,000(d)       $29,192,335
Bryant Park Funding LLC
 02-11-10                            0.15             38,000,000           37,997,973
Chariot Funding LLC
 02-08-10                            0.13             30,000,000           29,998,950
Charta LLC
 04-12-10                            0.20             35,000,000           34,986,000
Ciesco LLC
 03-10-10                            0.20             35,000,000(e)        34,992,417
 04-20-10                            0.19             30,000,000(e)        29,987,333
Enterprise Funding Co LLC
 03-18-10                            0.17             30,000,000           29,993,342
Falcon Asset Securitization LLC
 02-16-10                            0.14             50,000,000           49,996,458
FCAR Owner Trust Series I
 02-04-10                            0.36             50,000,000           49,997,014
Old Line Funding LLC
 03-03-10                            0.17             28,962,000           28,957,624
Salisbury Receivables Company LLC
 03-19-10                            0.17             40,000,000(e)        39,990,933
Sheffield Receivables
 02-17-10                            0.18             40,000,000(e)        39,996,200
 04-08-10                            0.17             40,000,000(e)        39,987,156


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
4  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (CONT.)
Windmill Funding
 02-26-10                            0.17%           $40,000,000          $39,994,900
                                                                      ---------------
Total                                                                     516,068,635
-------------------------------------------------------------------------------------

BANKING (6.4%)
Barclays US Funding
 03-17-10                            0.15             40,000,000           39,992,333
HSBC USA
 04-27-10                            0.17             50,000,000           49,979,458
Scotiabanc
 03-01-10                            0.13             50,000,000(e)        49,994,584
                                                                      ---------------
Total                                                                     139,966,375
-------------------------------------------------------------------------------------

LIFE INSURANCE (3.2%)
Metlife Short Term Funding LLC
 02-01-10                            0.14             15,000,000           14,999,833
 02-23-10                            0.18             25,000,000(e)        24,996,833
 03-15-10                            0.18             30,625,000(e)        30,618,263
                                                                      ---------------
Total                                                                      70,614,929
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (2.3%)
General Electric Capital Service
 04-28-10                            0.19             50,000,000           49,976,778
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $776,626,717)                                                     $776,626,717
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (3.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Mtge Corp Disc Nts
 02-09-10                            0.14%           $35,000,000(b,f)     $35,000,000
 08-10-10                            0.05             35,000,000(b)        35,000,000
                                                                      ---------------
Total                                                                      70,000,000
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $70,000,000)                                                       $70,000,000
-------------------------------------------------------------------------------------



BONDS (0.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED SECURITIES
Chrysler Financial Auto Securitization Trust
 Series 2009-A Cl A1
 07-15-10                            1.01%            $8,689,681(d)        $8,689,681
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $8,689,681)                                                         $8,689,681
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (30.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (2.6%)
Antalis US Funding
 02-22-10                            0.21%            $9,998,425           $9,998,425
Grampian Funding LLC
 02-16-10                            0.23             19,995,783           19,995,783
Hannover Funding Company LLC
 02-03-10                            0.45              6,999,388            6,999,388
Scaldis Capital LLC
 02-04-10                            0.20              9,998,389            9,998,389
Versailles Commercial Paper LLC
 02-23-10                            0.25              9,997,639            9,997,639
                                                                      ---------------
Total                                                                      56,989,624
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (20.0%)
Banco Bilbao Viz Argentaria, London
 03-01-10                            0.26              5,002,538            5,002,538
Banco Espirito Santo e Commerciale
 02-04-10                            0.25             25,000,000           25,000,000
Banco Popular Caisse d'Epargne
 02-16-10                            0.28             10,000,000           10,000,000
 04-08-10                            0.28             10,000,000           10,000,000
Banco Popular Espanol
 02-12-10                            0.33              4,998,580            4,998,580
 03-29-10                            0.37              9,993,889            9,993,889
Banco Santander Central Hispano
 02-10-10                            0.29              3,000,000            3,000,000
 04-12-10                            0.27             10,000,000           10,000,000
 04-16-10                            0.30             10,000,000           10,000,000
Bank of Austria
 02-04-10                            0.25              4,998,889            4,998,889
 02-17-10                            0.26              4,998,832            4,998,832


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT  5

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Bank of Tokyo Securities
 03-23-10                            0.29%           $15,000,000          $15,000,000
Banque Federative du Credit Mutuel
 03-02-10                            0.28              4,996,425            4,996,425
 04-19-10                            0.35              4,995,691            4,995,691
Barclays Bank
 02-16-10                            0.36             10,000,000           10,000,000
BNP Paribas Securities
 02-25-10                            0.24              5,000,000            5,000,000
Caisse des Depots
 03-01-10                            0.28              4,996,502            4,996,502
Caixa Geral de Deposit
 03-04-10                            0.30             10,000,000           10,000,000
 03-15-10                            0.30              8,996,274            8,996,274
Credit Industrial et Commercial
 03-10-10                            0.35             10,000,000           10,000,000
 04-07-10                            0.38              6,000,037            6,000,037
 04-13-10                            0.34              2,500,000            2,500,000
Dexia Bank
 02-11-10                            0.40             19,993,113           19,993,113
 02-26-10                            0.34              4,998,698            4,998,698
Dexia Credit Local
 02-22-10                            0.28              5,000,000            5,000,000
Fortis Bank
 02-16-10                            0.27             15,000,000           15,000,000
Hong Kong Shanghai Bank
 02-08-10                            0.25             10,000,000           10,000,000
Jyske Bank
 03-10-10                            0.44              9,989,012            9,989,012
KBC Bank
 02-16-10                            0.28             10,000,000           10,000,000
 02-16-10                            0.29              9,997,423            9,997,423
 02-26-10                            0.30              5,000,000            5,000,000
Lloyds Bank London
 02-01-10                            0.14              2,857,705            2,857,705
Mizuho Corporate Bank
 02-19-10                            0.29             10,000,000           10,000,000
Natixis
 02-08-10                            0.28              4,998,795            4,998,795
Nederlandse Waterschapsbank
 03-01-10                            0.30             14,988,758           14,988,758
Norinchukin Bank
 02-17-10                            0.31             29,999,999           29,999,999
NyKredit Bank
 04-06-10                            0.44             10,000,000           10,000,000
Pohjola Bank
 03-15-10                            0.38              9,990,634            9,990,634
 03-15-10                            0.39              4,995,076            4,995,076
Raiffeisen Zentralbank Oesterreich
 02-03-10                            0.25              9,999,514            9,999,514
 02-04-10                            0.23             20,000,000           20,000,000
Sumitomo Mitusi Banking
 02-19-10                            0.31             10,000,000           10,000,000
 02-22-10                            0.31              8,000,000            8,000,000
 04-19-10                            0.29             10,000,000           10,000,000
Ulster Bank Ireland Limited, Dublin
 02-02-10                            0.22              8,000,000            8,000,000
Unicredit BK
 02-01-10                            0.43              5,000,000            5,000,000
 04-06-10                            0.30             10,000,000           10,000,000
                                                                      ---------------
Total                                                                     439,286,384
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.5%)
BTM Capital
 02-05-10                            0.39              1,998,028            1,998,028
Citigroup Funding
 02-05-10                            0.19              9,998,364            9,998,364
                                                                      ---------------
Total                                                                      11,996,392
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (7.7%)(g)
Barclays Capital dated 01-29-10,
 matures 02-01-10 repurchase price
 $20,000,383                         0.23             20,000,000           20,000,000
Citigroup Global Markets dated 01-29-10,
 matures 02-01-10 repurchase price
 $25,000,292                         0.14             25,000,000           25,000,000
Goldman Sachs dated 01-29-10,
 matures 02-01-10 repurchase price
 $45,000,675                         0.18             45,000,000           45,000,000
 $15,000,225                         0.18             15,000,000           15,000,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
6  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS (CONT.)
Morgan Stanley dated 01-15-10,
 matures 03-01-10 repurchase price
 $15,005,554                         0.43%           $15,000,000          $15,000,000
Morgan Stanley dated 01-21-10,
 matures 03-01-10 repurchase price
 $25,007,104                         0.33             25,000,000           25,000,000
Natixis Financial Products dated 01-29-10,
 matures 02-01-10 repurchase price
 $25,000,688                         0.33             25,000,000           25,000,000
                                                                      ---------------
Total                                                                     170,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $678,272,400)                                                     $678,272,400
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,882,154,454)(h)                                              $2,882,154,454
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2010. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2010, the value of these securities amounted to $8,689,681 or 0.39% of net assets.

(e) Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2010, the value of these securities amounted to $659,424,042 or 29.92% of net assets.

(f) At Jan. 31, 2010, security was partially or fully on loan. See Note 4 to the financial statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(g) The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

BARCLAYS CAPITAL (0.23%)

SECURITY DESCRIPTION                                VALUE(a)
--------------------------------------------------------------
Fannie Mae Pool                                    $10,782,173
Freddie Mac Gold Pool                                6,680,487
Freddie Mac Non Gold Pool                            2,937,340
--------------------------------------------------------------
Total market value of collateral securities       $20,400,000
--------------------------------------------------------------


CITIGROUP GLOBAL MARKETS (0.14%)

SECURITY DESCRIPTION                                VALUE(a)
--------------------------------------------------------------
Fannie Mae REMICS                                  $11,211,335
Freddie Mac REMICS                                  12,323,825
Govt Natl Mtge Assn                                  1,964,840
--------------------------------------------------------------
Total market value of collateral securities       $25,500,000
--------------------------------------------------------------


GOLDMAN SACHS (0.18%)

SECURITY DESCRIPTION                                VALUE(a)
--------------------------------------------------------------
7-Eleven                                              $861,058
Alcon Capital Corp                                     935,291
American Honda Finan                                   274,806
Amsterdam Fdg                                        1,321,608
ANZ National Int'l Ltd/London                          173,065
Aust & New Zea                                         884,995
BG Energy Finance                                      204,224
BNP Paribas Fin Inc                                    375,385
Chariot Fndg LLC                                       865,299
Ciesco LLC                                             245,465
Clipper Receivables Co                                 138,454
Conoco Phillips                                        452,675


--------------------------------------------------------------------------------
8  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



GOLDMAN SACHS (CONT.)

SECURITY DESCRIPTION                                VALUE(a)
--------------------------------------------------------------
Danaher Corporation                                  1,756,186
Danske                                                  96,895
Disney Company                                       1,997,919
Electricite De France                                   34,610
ENI Coordination Cntr                                1,211,433
FPL Fuels Inc                                        1,126,263
Franklin Resources                                     519,193
General Electric Capt Co                                34,592
Govco LLC                                              690,936
Governor & Co                                          110,756
Hannover Fdg Co LLC                                    865,067
Her Majesty Rgt Cana                                    17,307
Honeywell International Inc                          3,896,972
KFW                                                  1,384,334
Kittyhawk Fndg                                         519,329
Liberty Funding LLC                                    952,952
Macquarie Bank Ltd                                     913,062
NetJets Inc                                          1,537,531
Nordea North Amer                                      346,083
Nstar Electric Company                               1,138,318
NYSE Euronext Inc                                    2,326,393
Old Line Funding LLC                                   869,789
Paccar Financial                                       812,821
Philip Morris Intl Inc                               1,608,953
Royal Bk of Scotland                                   162,850
Salisbury Rec Co LLC                                 3,479,704
Sheffield Receivables                                1,210,272
Sigma Aldrich                                          221,488
Skandin Ens Banken AG                                  138,455
Straight-A Funding LLC                               1,285,412
Sumitomo Corp. of America                            3,065,315
Tasman Funding Inc                                     468,389
Toyota Motor Credit                                      3,461
Tulip Fdng Corp                                        724,147
Unilever Capital Corporation                         1,549,904
Victory Receivables                                  1,436,236
Wal-Mart Stores Inc                                  1,118,514
Westpac Banking Corp                                   110,879
Windmill Fdg Corp                                      518,880
Working Cap Man Co                                     256,075
--------------------------------------------------------------
Total market value of collateral securities        $47,250,000
--------------------------------------------------------------




--------------------------------------------------------------------------------
                   RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



GOLDMAN SACHS (0.18%)

SECURITY DESCRIPTION                                VALUE(a)
--------------------------------------------------------------
Cafco LLC                                             $149,203
Govco Inc                                            2,397,240
KFW                                                  2,607,940
Kittyhawk Fndg                                       2,879,518
Sheffield Receivables                                2,812,314
Standard Chartered Bnk                               2,178,267
Victory Receivables                                  2,725,518
--------------------------------------------------------------
Total market value of collateral securities        $15,750,000
--------------------------------------------------------------


MORGAN STANLEY (0.43%)

SECURITY DESCRIPTION                                VALUE(a)
--------------------------------------------------------------
American Home Mortgage Investment Trust               $233,041
Banc of America Commercial Mortgage Inc              2,321,342
Credit Suisse Mortgage Capital Certificates             14,540
Equity One ABS Inc                                     249,780
Fannie Mae REMICS                                      728,438
Granite Master Issuer PLC                              774,312
Granite Mortgages PLC                                   42,632
Morgan Stanley Dean Witter Capital I                    30,219
Structured Asset Investment Loan Trust                 512,521
Structured Asset Mortgage Investments Inc              872,685
Wachovia Bank Commercial Mortgage Trust              9,918,699
WaMu Mortgage Pass Through Certificates                150,038
Westpac Securitisation Trust                            12,706
--------------------------------------------------------------
Total market value of collateral securities        $15,860,953
--------------------------------------------------------------


MORGAN STANLEY (0.33%)

SECURITY DESCRIPTION                                VALUE(a)
--------------------------------------------------------------
Abbot Laboratories                                  $3,356,952
Banque Et Caisse                                     3,373,275
Erasmus Capital Corp                                 6,987,359
Fcar Owner Trust                                     1,036,458
Nestle Cap Corp                                      1,329,037
Pacific Life Insurance Com                           1,851,741
Solitaire Funding                                    3,007,338
Tempo Finance LTD                                    3,902,655
TSL Inc                                              1,429,049
--------------------------------------------------------------
Total market value of collateral securities        $26,273,864
--------------------------------------------------------------




--------------------------------------------------------------------------------
10  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



NATIXIS FINANCIAL PRODUCTS (0.33%)

SECURITY DESCRIPTION                                VALUE(a)
--------------------------------------------------------------
A4 Funding LP                                       $9,221,236
Fannie Mae Interest Strip                              549,203
Fannie Mae Pool                                      1,921,150
Fannie Mae REMICS                                    4,051,366
Federal Home Loan Mtge Corp                             10,095
FHLMC-GNMA                                              39,161
Freddie Mac Gold Pool                                  279,536
Freddie Mac Non Gold Pool                              532,079
Freddie Mac REMICS                                   4,588,789
Freddie Mac Strips                                     544,015
Ginnie Mae II Pool                                     642,313
Govt Natl Mtge Assn                                  1,202,363
US Treasury Note                                     2,182,865
--------------------------------------------------------------
Total market value of collateral securities        $25,764,171
--------------------------------------------------------------



(h) Also represents the cost of securities for federal income tax purposes at Jan. 31, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
12  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                FAIR VALUE AT JAN. 31, 2010
                           --------------------------------------------------------------------
                                LEVEL 1            LEVEL 2
                             QUOTED PRICES          OTHER           LEVEL 3
                               IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                              MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-----------------------------------------------------------------------------------------------
Short-Term Securities
  U.S. Government
    Agencies                      $--            $874,905,333         $--          $874,905,333
  U.S. Government-
    Insured Debt                   --             368,860,323          --           368,860,323
  Certificates of
    Deposit                        --             104,800,000          --           104,800,000
  Commercial Paper                 --             776,626,717          --           776,626,717
  Floating Rate Notes              --              70,000,000          --            70,000,000
-----------------------------------------------------------------------------------------------
Total Short-Term
  Securities                       --           2,195,192,373          --         2,195,192,373
-----------------------------------------------------------------------------------------------
Bonds
  Asset-Backed
    Securities                     --               8,689,681          --             8,689,681
-----------------------------------------------------------------------------------------------
Total Bonds                                         8,689,681                         8,689,681
-----------------------------------------------------------------------------------------------
Other
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(a)                        --             678,272,400          --           678,272,400
-----------------------------------------------------------------------------------------------
Total Other                        --             678,272,400          --           678,272,400
-----------------------------------------------------------------------------------------------
Total                             $--          $2,882,154,454         $--        $2,882,154,454
-----------------------------------------------------------------------------------------------




(a) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.


--------------------------------------------------------------------------------
                  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT  13

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2010 (UNAUDITED)


ASSETS
Investments in securities*, at value (identified cost
  $2,203,882,054)                                                  $2,203,882,054
Investments of cash collateral received for securities on loan
  (identified cost $678,272,400)                                      678,272,400
---------------------------------------------------------------------------------
Total investments in securities (identified cost $2,882,154,454)    2,882,154,454
Cash                                                                       63,752
Accrued interest receivable                                                65,567
---------------------------------------------------------------------------------
Total assets                                                        2,882,283,773
---------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                         313,441
Payable upon return of securities loaned                              678,272,400
Other accrued expenses                                                     36,208
---------------------------------------------------------------------------------
Total liabilities                                                     678,622,049
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $2,203,661,724
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   22,036,819
Additional paid-in capital                                          2,181,645,097
Undistributed net investment income                                         1,110
Accumulated net realized gain (loss)                                      (21,302)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $2,203,661,724
---------------------------------------------------------------------------------
Shares outstanding                                                  2,203,681,916
---------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock             $         1.00
---------------------------------------------------------------------------------
*Value of securities on loan                                       $  664,978,283
---------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                            2,899,171
Income from securities lending -- net                                 364,082
-----------------------------------------------------------------------------
Total income                                                        3,263,253
-----------------------------------------------------------------------------
Expenses:
Custodian fees                                                         17,336
Shareholder reports and communications                                  4,598
Professional fees                                                       9,290
Other                                                                  21,831
-----------------------------------------------------------------------------
Total expenses                                                         53,055
-----------------------------------------------------------------------------
Investment income (loss) -- net                                     3,210,198
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                         833
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $3,211,031
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED        YEAR ENDED
                                                                      JAN. 31, 2010     JULY 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $     3,210,198  $     26,871,635
Net realized gain (loss) on security transactions                               833       (39,140,572)
Increase from payments by affiliate (Note 6)                                    N/A        39,122,218
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           3,211,031        26,853,281
-----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                                  (3,209,544)      (26,871,179)
-----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                                         5,603,636,411    16,234,642,143
Net asset value of shares issued for reinvestment of
  distributions                                                           3,533,439        26,941,738
Payments for redemptions of shares                                   (6,393,999,700)  (16,490,996,879)
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions      (786,829,850)     (229,412,998)
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (786,828,363)     (229,430,896)
Net assets at beginning of period                                     2,990,490,087     3,219,920,983
-----------------------------------------------------------------------------------------------------
Net assets at end of period                                         $ 2,203,661,724  $  2,990,490,087
-----------------------------------------------------------------------------------------------------
Undistributed net investment income                                 $         1,110  $            456
-----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Total returns assume reinvestment of all dividends and distributions. Total returns are not annualized for periods of less than one year.

                                                     SIX MONTHS
                                                   ENDED JAN. 31,            YEAR ENDED JULY 31,
                                                        2010           -------------------------------
PER SHARE DATA                                       (UNAUDITED)        2009        2008       2007(a)
Net asset value, beginning of period                    $1.00           $1.00       $1.00        $1.00
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .00(b)         .009         .04          .04
Net gains (losses) (both realized and
 unrealized)                                               --           (.011)         --           --
Increase from payments by affiliate                        --            .011          --           --
------------------------------------------------------------------------------------------------------
Total from investment operations                          .00(b)         .009         .04          .04
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.00)(b)       (.009)       (.04)        (.04)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $1.00           $1.00       $1.00        $1.00
------------------------------------------------------------------------------------------------------
TOTAL RETURN(C)                                          .13%            .92%       4.07%        4.66%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Total expenses                                           .00%(b),(d)     .01%        .01%         .01%(d)
------------------------------------------------------------------------------------------------------
Net investment income (loss)                             .24%(d)        1.02%       3.93%        5.37%(d)
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2,204          $2,990      $3,220       $3,229
------------------------------------------------------------------------------------------------------


(a) For the period from Sept. 26, 2006 (date the Fund became available) to July 31, 2007.
(b) Rounds to zero.
(c) During the year ended July 31, 2009, the Fund received payments by an affiliate. Had the Fund not received these payments, the total return would have been lower by 1.14%.
(d) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JAN. 31, 2010)

1. ORGANIZATION

RiverSource Short-Term Cash Fund (the Fund) is a series of RiverSource Short Term Investments Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 100 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in money market instruments.

Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the Securities Act of 1933 (as amended).

At Jan. 31, 2010, the affiliated funds in the RiverSource Family of Funds owned 100% of the Fund's outstanding shares.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value.


--------------------------------------------------------------------------------
18  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required. The Fund is treated as a separate entity for federal income tax purposes.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual

--------------------------------------------------------------------------------
                  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

3. EXPENSES

INVESTMENT MANAGEMENT SERVICES
Under the Investment Management Services Agreement, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), subject to the policies set by the Board, provides investment management services. The Fund does not pay the Investment Manager a fee for services, but it does pay taxes, brokerage commissions and nonadvisory expenses.

COMPENSATION OF BOARD MEMBERS
The Fund does not pay compensation to the board members. Compensation and certain other core expenses are paid directly by the other funds in the RiverSource Family of Funds that invest in this Fund.

4. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the

--------------------------------------------------------------------------------
20  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




collateral upon the return of the securities loaned. At Jan. 31, 2010, securities valued at $664,978,283 were on loan, secured by cash collateral of $678,272,400 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $364,082 earned from securities lending for the six months ended Jan. 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

5. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per

--------------------------------------------------------------------------------
                  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2010.

6. PAYMENTS BY AFFILIATE

On Sept. 15, 2008, Lehman Brothers Holdings Inc. (Lehman Brothers) filed a Chapter 11 bankruptcy petition. At that time, the Fund owned $50 million in medium term commercial paper issued by Lehman Brothers (the Lehman Notes). The value of the Lehman Notes declined following Lehman Brothers filing of its bankruptcy petition. From Sept. 16, 2008 through Sept. 30, 2008, Ameriprise Financial purchased the total $50 million par of the Lehman Notes from the Fund for cash at a price equal to amortized cost plus accrued interest in accordance with Rule 17a-9 of the 1940 Act. The amount shown in the Fund's Statement of Changes in Net Assets as payments by affiliate is equal to the difference between the fair value of the Lehman Notes at purchase date and the cash received from Ameriprise Financial.

7. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $22,135 at July 31, 2009, that if not offset by capital gains will expire as follows:

 2016       2017
$1,875    $20,260


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There

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22  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

8. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of

--------------------------------------------------------------------------------
                  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New

--------------------------------------------------------------------------------
24  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT  25

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
26  RIVERSOURCE SHORT-TERM CASH FUND -- 2010 SEMIANNUAL REPORT   S-6284 E (4/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)      The complete schedule of investments is included in Item 1 of this Form
         N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   RiverSource Short Term Investments Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 6, 2010


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 6, 2010